ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2014	2015
	Restated[2]
	(EUR in millions)
Accrued expenses and deferred income	113	110
Amounts due to re-insurers	17	56
Income and other taxes payable	79	69
Accounts payable	230	245
Payroll related accruals	27	17
Private equity: liabilities of investee entities[1]	290	0
Unsettled transactions on debt securities	1	0
Accrued interest and commissions	262	229
Deferred tax liability	21	22
Amounts due to third-parties under collection agreements	124	16
Pension liability	291	273
Amounts due to government agencies	151	168
Liabilities relating to deposit administration funds (DAF)	200	177
Checks and credit card transactions under settlement	224	128
Sale of Real Estate accounted for as financing obligation	743	707
Other	201	356
Total	2,974	2,573

(1) The decrease is due to the reclassification of Private Equity Funds under line "Liabilities directly associated with long-lived assets held- for-sale", (please also refer to Note 17).

(2) Information relating to restatement is disclosed in Note 44.

Included in the above table under “Other” are liabilities carried at fair value, relating to short positions in shares amounting to EUR 4 million and NIL at December 31, 2014 and 2015 respectively.

The sale of Real Estate, accounted for as financing obligation of EUR 707 million relates to the transfer of 66.00% of the participation interest to Invel Real Estate which is treated as a sale of real estate accounted for as financing obligation (see Notes 3 and 4).

The Group has committed under the Revised Restructuring Plan, to decrease its Total Full Time Equivalent personnel (“FTEs”) in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018. Based on this commitment, as of December 31, 2015 the Group recognized a provision of EUR 118 million, which is presented within “Other” line time.